Mining Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of mining equipment, net
	Balance as of
	December 31,	December 31,
	2021	2020
Gross Mining Equipment:
Mining Equipment (non-GPUs)	$493	$-
GPUs	6,033	-
Accumulated Depreciation
Mining Equipment (non-GPUs)	(123)	-
GPUs	(2,326)	-
Mining Equipment, net	$4,077	$-